DEBT OUTSTANDING (Details 7) (USD $)														1 Months Ended	12 Months Ended						1 Months Ended		1 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Borrowings supported by assets	Dec. 31, 2011 General borrowings	Dec. 31, 2011 International Lease Finance Corporation (ILFC)	Dec. 31, 2011 AIG	Dec. 31, 2010 AIG	Dec. 31, 2011 AIG General borrowings	Dec. 31, 2011 Uncollateralized Notes/Bonds/Loans Payable	Dec. 31, 2011 Uncollateralized Notes/Bonds/Loans Payable AIG General borrowings	Dec. 31, 2011 Collateralized Loans and Mortgages Payable	Dec. 31, 2011 Bank financings and other secured financings International Lease Finance Corporation (ILFC)	Dec. 31, 2011 Revolving credit facility	Oct. 12, 2011 Revolving credit facility	Dec. 31, 2011 Revolving credit facility International Lease Finance Corporation (ILFC)	Dec. 31, 2010 Revolving credit facility International Lease Finance Corporation (ILFC)	Dec. 31, 2010 Revolving credit facility International Lease Finance Corporation (ILFC) Minimum	Dec. 31, 2011 Other secured financings International Lease Finance Corporation (ILFC)	Aug. 20, 2010 6.5 percent senior secured notes due on September 1, 2014 International Lease Finance Corporation (ILFC)	Aug. 20, 2010 6.75 percent senior secured notes due on September 1, 2016 International Lease Finance Corporation (ILFC)	Aug. 20, 2010 7.125 percent senior secured notes due on September 1, 2018 International Lease Finance Corporation (ILFC)	Mar. 31, 2010 Term loan maturing on March 17, 2015 International Lease Finance Corporation (ILFC) aircraft	Mar. 17, 2010 Term loan maturing on March 17, 2015 International Lease Finance Corporation (ILFC)	Mar. 31, 2010 Term loan maturing on March 17, 2016 International Lease Finance Corporation (ILFC) aircraft	Mar. 17, 2010 Term loan maturing on March 17, 2016 International Lease Finance Corporation (ILFC)	Dec. 31, 2011 3.28 percent credit facility AeroTurbine, Inc.	Jan. 26, 2012 Other subsidiaries notes, bonds, loans and mortgages payable	Dec. 31, 2011 Other subsidiaries notes, bonds, loans and mortgages payable Other Subsidiaries	Dec. 31, 2011 Other subsidiaries notes, bonds, loans and mortgages payable Uncollateralized Notes/Bonds/Loans Payable Other Subsidiaries	Dec. 31, 2011 Other subsidiaries notes, bonds, loans and mortgages payable Collateralized Loans and Mortgages Payable Other Subsidiaries
DEBT OUTSTANDING
Amount under revolving credit facility														$ 457,000,000											$ 269,000,000
Interest rates, low end of range (as a percent)																	3.33%
Interest rates, high end of range (as a percent)																	7.13%
Outstanding debt	73,400,000,000	24,720,000,000	23,923,000,000	24,364,000,000	21,584,000,000	24,953,000,000		339,000,000	234,000,000	288,000,000	7,430,000,000						6,700,000,000										393,000,000	105,000,000	288,000,000
Long-term debt (including Federal Reserve Bank of New York credit facility)														2,160,000,000
Aggregate principal amount of debt issued																		1,350,000,000	1,275,000,000	1,275,000,000	750,000,000		550,000,000
Period of credit facility (in years)																									P4Y
Interest rate (as a percent)												2.44%		2.44%				6.50%	6.75%	7.125%					3.28%
Maximum borrowing capacity date, amended facility													3,000,000,000
Maximum borrowing capacity date, amended facility															2,500,000,000
Appraised value as a percentage of the principal amount of the outstanding loans																133.00%
Increase in interest rate (as a percent)															1.50%
Repayment of revolving credit facility														2,000,000,000
Number of aircraft as collateral for term loans																					43		37
Interest rate basis																					LIBOR		LIBOR
Interest rate, margin (as a percent)																						4.75%		5.00%
LIBOR floor (as a percent)																					2.00%		2.00%
Portion of debt subject to the satisfaction of certain collateralization milestones																								63,000,000
Prepayment penalty prior to March 17, 2012 (as a percent)																							1.00%
Uncollateralized and collateralized notes, bonds, loans and mortgages payable	$ 627,000,000						$ 234,000,000																			$ 393,000,000